                              Janus Adviser Series
                                 Class I Shares

                         Supplement Dated July 1, 2004
                     to the Currently Effective Prospectus

1.  The following replaces the "Fees and Expenses" section in the Prospectus:

FEES AND EXPENSES

The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class I Shares of the Funds. All of the fees and expenses shown, except as noted, were determined based on net assets as of the fiscal year ended July 31, 2003, restated to reflect reductions in the Funds' management fees, where applicable, effective July 1, 2004. All expenses are shown without the effect of expense offset arrangements.

SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees or exchange fees. The Funds' Class I Shares do not include sales charges when you buy or sell the Funds' Class I Shares. However, if you sell Class I Shares of Risk-Managed Growth Fund, Foreign Stock Fund, International Growth Fund, Worldwide Fund or Risk-Managed Core Fund that you have held for three months or less you may pay a redemption fee.

ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

       SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                               CLASS I
 Redemption fees on shares of Risk-Managed Growth Fund,
   Foreign Stock Fund, International Growth Fund, Worldwide
   Fund and Risk-Managed Core Fund held for 3 months or less
   (as a % of amount redeemed.)..............................  1.00%(2)
 Exchange fees...............................................  None(3)

                        ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                    TOTAL                          NET
                                                                    ANNUAL                       ANNUAL
                                      DISTRIBUTION                   FUND                         FUND
                         MANAGEMENT     (12B-1)        OTHER      OPERATING    EXPENSE          OPERATING
                            FEE         FEES(4)     EXPENSES(5)  EXPENSES(6)   WAIVERS         EXPENSES(6)
 GROWTH
 Capital Appreciation
   Fund -
   Class I                  0.64%         0.25%         0.29%        1.18%       0.01%            1.17%
 Growth Fund -
   Class I                  0.64%         0.25%         0.30%        1.19%       0.03%            1.16%
 Growth and Income
   Fund -
   Class I                  0.62%         0.25%         0.32%        1.19%        N/A             1.19%
 Mid Cap Growth
   Fund - (7)
   Class I                  0.64%         0.25%         0.32%        1.21%       0.06%            1.15%
 Risk-Managed Growth
   Fund - (8)
   Class I                  0.50%         0.25%         1.60%        2.35%       1.25%            1.10%
 INTERNATIONAL/GLOBAL
 Foreign Stock
   Fund - (9)
   Class I                  0.64%         0.25%         6.09%        6.98%       5.23%            1.75%
 International Growth
   Fund - (10)
   Class I                  0.64%         0.25%         0.36%        1.25%       0.02%            1.23%
 Worldwide Fund -
   Class I                  0.60%         0.25%         0.33%        1.18%       0.03%            1.15%
 CORE
 Balanced Fund -
   Class I                  0.55%         0.25%         0.28%        1.08%       0.01%            1.07%
 Core Equity Fund -
   Class I                  0.60%         0.25%         0.71%        1.56%       0.36%            1.20%
 Risk-Managed Core
   Fund - (11)
   Class I                  0.50%         0.25%         2.68%        3.43%       2.33%            1.10%
 VALUE
 Mid Cap Value Fund -
   Class I                  0.64%         0.25%         5.60%        6.49%       5.25%            1.24%
 Small Company Value
   Fund - (12)
   Class I                  0.74%         0.25%         1.93%        2.92%       1.18%            1.74%
 INCOME
 Flexible Income Fund -
   Class I                  0.50%         0.25%         0.43%        1.18%       0.12%            1.06%
 Money Market Fund -
   Class I                  0.25%         0.25%         0.85%        1.35%       0.49%            0.86%

  (1) Your financial intermediary may charge you a separate or additional fee for purchases and sales of shares.
  (2) The redemption fee may be waived in certain circumstances, as described in the Shareholder's Guide. Effective March 1, 2004, the Funds' redemption fee increased to 2.00% on shares purchased on or after that date.
  (3) An exchange of Class I Shares of Risk-Managed Growth Fund, Foreign Stock Fund, International Growth Fund, Worldwide Fund or Risk-Managed Core Fund held three months or less may be subject to the Funds' 1.00% redemption fee.
  (4) Because the 12b-1 fee is charged as an ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
  (5) Included in other expenses is an administrative services fee of 0.25% of the average daily net assets of Class I Shares to compensate Janus Services for providing, or arranging for the provision of, recordkeeping, subaccounting and administrative services to retirement or pension plan participants or other underlying investors through institutional channels.
  (6) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive each Fund's total operating expenses to the levels indicated under Management of the Funds until at least December 1, 2005.
  (7) Formerly named Aggressive Growth Fund.
  (8) Formerly named Risk-Managed Large Cap Growth Fund.
  (9) Formerly named Global Value Fund (from inception to December 30, 2002) and International Value Fund (from December 31, 2002 to November 28,
      2003).
 (10) Formerly named International Fund.
 (11) Formerly named Risk-Managed Large Cap Core Fund.
 (12) Formerly named Small Cap Value Fund.

 EXAMPLE:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that your investment has a 5% return each year, and that the Fund's operating expenses before waivers remain the same. The examples also assume that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
 GROWTH
  Capital Appreciation Fund - Class I    $120      $  375     $  649     $1,432
  Growth Fund - Class I                  $121      $  378     $  654     $1,443
  Growth and Income Fund - Class I       $121      $  378     $  654     $1,443
  Mid Cap Growth Fund(1) - Class I       $123      $  384     $  665     $1,466
  Risk-Managed Growth Fund(2) - Class
     I                                   $238      $  733     $1,255     $2,686
 INTERNATIONAL/GLOBAL
  Foreign Stock Fund(3) - Class I        $691      $2,032     $3,321     $6,327
  International Growth Fund(4) - Class
     I                                   $127      $  397     $  686     $1,511
  Worldwide Fund - Class I               $120      $  375     $  649     $1,432
 CORE
  Balanced Fund - Class I                $110      $  343     $  595     $1,317
  Core Equity Fund - Class I             $159      $  493     $  850     $1,856
  Risk-Managed Core Fund(5) - Class I    $346      $1,053     $1,784     $3,712
 VALUE
  Mid Cap Value Fund - Class I           $644      $1,904     $3,126     $6,026
  Small Company Value Fund(6) - Class
     I                                   $295      $  904     $1,538     $3,242
 INCOME
  Flexible Income Fund - Class I         $120      $  375     $  649     $1,432
  Money Market Fund - Class I            $137      $  428     $  739     $1,624

 (1) Formerly named Aggressive Growth Fund.
 (2) Formerly named Risk-Managed Large Cap Growth Fund.
 (3) Formerly named Global Value Fund (from inception to December 30, 2002) and International Value Fund (from December 31, 2002 to November 28, 2003).
 (4) Formerly named International Fund.
 (5) Formerly named Risk-Managed Large Cap Core Fund.
 (6) Formerly named Small Cap Value Fund.

2. The following replaces the management expenses table under Management Expenses in the "Management of the Funds" section of the Prospectus:

                                                      ANNUAL
                                                    MANAGEMENT
                            AVERAGE DAILY NET        FEE RATE          EXPENSE LIMIT
FUND NAME                     ASSETS OF FUND     PERCENTAGE (%)(1)   PERCENTAGE (%)(2)
  GROWTH & CORE
  Capital Appreciation
    Fund                    All Asset Levels           0.64                0.67
  Growth Fund               All Asset Levels           0.64                0.66
  Growth and Income Fund    All Asset Levels           0.62                0.99
  Mid Cap Growth Fund       All Asset Levels           0.64                0.65
  Risk-Managed Growth
    Fund(3)                 All Asset Levels           0.50                0.60
  INTERNATIONAL & GLOBAL
  Foreign Stock Fund(4)     All Asset Levels           0.64                1.24
  International Growth
    Fund                    All Asset Levels           0.64                0.73
  Worldwide Fund            All Asset Levels           0.60                0.65
  CORE
  Balanced Fund             All Asset Levels           0.55                0.57
  Core Equity Fund          All Asset Levels           0.60                0.70
  Risk-Managed Core
    Fund(5)                 All Asset Levels           0.50                0.60
  VALUE
  Mid Cap Value Fund(6)     All Asset Levels           0.64                0.74
  Small Company Value
    Fund(7)(8)              All Asset Levels           0.74                1.24
  INCOME
  Flexible Income Fund      First $300 Million         0.50                0.55
                            Over $300 Million          0.40
  Money Market Fund         All Asset Levels           0.25                0.36

 (1) Effective July 1, 2004, Janus Capital has agreed to reduce each Fund's management fee, with the exception of Money Market Fund, as set forth in each Fund's Investment Advisory Agreement to the amount reflected.
 (2) Janus Capital has agreed to limit the Fund's total operating expenses (excluding distribution or shareholder servicing fees, brokerage commissions, interest, taxes, and extraordinary expenses) as indicated until at least December 1, 2005.
 (3) Formerly named Risk-Managed Large Cap Growth Fund.
 (4) Formerly named International Value Fund.
 (5) Formerly named Risk-Managed Large Cap Core Fund.
 (6) 50% of the management fee (less any fee waivers or expense reimbursements) is payable directly by the Fund to Perkins, the Fund's subadviser.
 (7) Formerly named Small Cap Value Fund.
 (8) The Fund pays no fees directly to Bay Isle as the subadviser. Under the Subadvisory Agreement, Bay Isle is compensated by Janus Capital at an annual rate of 0.74%.

3. The information currently appearing under "Pending Legal Matters" in the "Other Information" section of the Prospectus is deleted and replaced in its entirety with the following:

PENDING LEGAL MATTERS

In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint alleged that this practice is in contradiction to policies stated in the prospectuses for certain Janus funds.

The investigations by the NYAG, the SEC, and certain other agencies, including the Colorado Division of Securities and the Colorado Attorney General ("COAG"), also sought to determine whether late trading occurred in mutual funds managed by Janus Capital. The term "late trading" generally refers to the practice of permitting or processing a fund purchase or redemption in a manner that improperly allows the current day's fund share price to be used for an order that was placed or improperly processed at a time following the deadline for obtaining that day's share price (normally, 4:00 p.m. (eastern time)). Because many mutual fund transactions are cleared and settled through financial intermediaries, Janus Capital cannot exclude the possibility that one or more intermediaries may have submitted improper or unauthorized late trade transactions to Janus Capital in violation of Janus Capital's agreements with those intermediaries.

Other documentation and information sought by various regulatory agencies, including the National Association of Securities Dealers, the West Virginia Attorney General, the Florida Department of Financial Services, the NYAG, the SEC, the COAG, the Colorado Division of Securities and one or more U.S. Attorney offices, relate to a variety of matters, including but not limited to: disclosure of portfolio holdings, trading by executives in fund shares, certain revenue sharing arrangements, information related to cash and non-cash compensation paid to brokers, trading by Janus Capital investment personnel in portfolio securities owned by certain Janus funds, information provided to the Trustees of certain Janus funds in connection with the review and approval of management contracts related to such Janus funds, information related to certain types of distribution and sales arrangements with brokers and other distributors of mutual fund products, and other topics related to the foregoing. The Janus funds, Janus Capital Group Inc. and its subsidiaries have either complied with or intend to comply with these subpoenas and other document and information requests.

On April 27, 2004, Janus Capital announced agreements in principle with the NYAG, the COAG and the Colorado Division of Securities setting forth financial agreements and certain corporate governance and compliance initiatives that will be required by such regulators. Janus Capital also announced an agreement in principle with respect to monetary terms with the SEC, subject to the approval of the SEC Commissioners. Pursuant to such agreements, Janus Capital has agreed to pay $50 million in restoration to compensate investors for any adverse effects of frequent trading and $50 million in civil penalties. Janus Capital also agreed to reduce its management fees in the amount of $25 million per year for five years. Specific fee reductions, effective July 1, 2004, were determined on a fund-by-fund basis and were calculated using assets under management as of May 31, 2004. Therefore, the total reduction in revenue over a five-year period could be greater than or less than $125 million, depending on whether assets under management in the affected funds increase or decrease. Janus also agreed to make $1.2 million in other settlement-related payments required by the State of Colorado.

Subsequent to the initiation of the regulatory investigations, a number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals on behalf of Janus fund shareholders and shareholders of Janus Capital Group Inc. The factual allegations made in these actions are generally based on the NYAG complaint against Canary Capital and in general allege that Janus Capital allowed certain hedge funds and other investors to engage in "market timing" trades in certain Janus funds. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the federal securities laws; (ii) breach of fiduciary duties, as established by state common law or federal law, to the funds and/or individual investors; (iii) breach of contract; (iv) unjust enrichment; and (v) violations of Section 1962 of the Racketeering Influenced and Corrupt Organizations Act.

The "market timing" lawsuits include actions purportedly on behalf of a class of Janus fund investors, cases allegedly brought on behalf of the funds themselves, a case asserting claims both on behalf of an investor class and derivatively on behalf of the funds, cases brought on behalf of shareholders of Janus Capital Group Inc. on a derivative basis against the Board of Directors of Janus Capital Group Inc., purported ERISA actions against the managers of the Janus 401(k) plan, and a non-class "representative action" purportedly brought on behalf of the general public. The complaints also name various defendants. One or more

Janus entities (Janus Capital Group Inc., Janus Capital Management LLC or Janus Capital Corporation) are named in every action. In addition, actions have been brought against Janus Investment Fund and/or one or more of the individual Janus funds, the Janus fund Trustees, officers of the Janus funds, officers of Janus Capital, officers of Janus Capital Group Inc., and directors of Janus Capital Group Inc.

The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. One action (alleging failure to adequately implement fair value pricing) has been remanded to state court in Madison County, Illinois and is not subject to the federal transfer procedures.

In addition to the "market timing" actions described above, civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain funds managed by Janus Capital.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the Funds the services it has agreed to provide.

                              Janus Adviser Series
                                 Class C Shares

                         Supplement Dated July 1, 2004
                     to the Currently Effective Prospectus

1.  The following replaces the "Fees and Expenses" section in the Prospectus:

FEES AND EXPENSES

The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class C Shares of the Funds. All of the fees and expenses shown, except as noted, were determined based on net assets as of the fiscal year ended July 31, 2003, restated to reflect reductions in the Funds' management fees, where applicable, effective July 1, 2004. All expenses are shown without the effect of expense offset arrangements.

SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees or exchange fees.

ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

       SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                               CLASS C
 Maximum sales charge (load)(2)..............................  2.00%
   Imposed on purchases (as a percentage of offering
     price)..................................................  1.00%(3)
   Deferred sales charge (as a percentage of the lower of
     original purchase price or redemption proceeds).........  1.00%(4)

                        ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                    TOTAL                         NET
                                                                    ANNUAL                      ANNUAL
                                      DISTRIBUTION                   FUND                        FUND
                         MANAGEMENT     (12B-1)        OTHER      OPERATING    EXPENSE         OPERATING
                            FEE         FEES(5)       EXPENSES   EXPENSES(6)   WAIVERS        EXPENSES(6)
 GROWTH
 Capital Appreciation
   Fund -
   Class C                  0.64%         1.00%         0.05%        1.69%       0.02%           1.67%
 Growth Fund -
   Class C                  0.64%         1.00%         0.05%        1.69%       0.03%           1.66%
 Growth and Income
   Fund -
   Class C                  0.62%         1.00%         0.08%        1.70%        N/A            1.70%
 Mid Cap Growth
   Fund - (7)
   Class C                  0.64%         1.00%         0.07%        1.71%       0.06%           1.65%
 Risk-Managed Growth
   Fund - (8)
   Class C                  0.50%         1.00%         1.95%        3.45%       1.85%           1.60%
 INTERNATIONAL/GLOBAL
 Foreign Stock
   Fund - (9)
   Class C                  0.64%         1.00%         6.92%        8.56%       6.31%           2.25%
 International Growth
   Fund - (10)
   Class C                  0.64%         1.00%         0.12%        1.76%       0.03%           1.73%
 Worldwide Fund -
   Class C                  0.60%         1.00%         0.08%        1.68%       0.03%           1.65%
 CORE
 Balanced Fund -
   Class C                  0.55%         1.00%         0.03%        1.58%       0.01%           1.57%
 Core Equity Fund -
   Class C                  0.60%         1.00%         0.45%        2.05%       0.35%           1.70%
 Risk-Managed Core
   Fund - (11)
   Class C                  0.50%         1.00%         2.43%        3.93%       2.33%           1.60%
 VALUE
 Mid Cap Value Fund -
   Class C                  0.64%         1.00%         8.32%        9.96%       8.22%           1.74%
 Small Company Value
   Fund - (12)
   Class C                  0.74%         1.00%         8.78%       10.52%       8.28%           2.24%
 INCOME
 Flexible Income Fund -
   Class C                  0.50%         1.00%         0.16%        1.66%       0.10%           1.56%
 Money Market Fund -
   Class C                  0.25%         0.25%(13)     1.43%        1.93%       1.32%           0.61%

  (1) Your financial intermediary may charge you a separate or additional fee for purchases and sales of shares.
  (2) Class C Shares of Money Market Fund are not available for initial purchase, only for exchanges.
  (3) Sales charges are waived for certain investors.
  (4) A contingent deferred sales charge of 1.00% applies on Class C Shares redeemed within 12 months of purchase.
  (5) Because the 12b-1 fee is charged as an ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
  (6) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive each Fund's total operating expenses to the levels indicated under Management of the Funds until at least December 1, 2005.
  (7) Formerly named Aggressive Growth Fund.
  (8) Formerly named Risk-Managed Large Cap Growth Fund.
  (9) Formerly named Global Value Fund (from inception to December 30, 2002) and International Value Fund (from December 31, 2002 to November 28,
      2003).
 (10) Formerly named International Fund.
 (11) Formerly named Risk-Managed Large Cap Core Fund.
 (12) Formerly named Small Cap Value Fund.
 (13) Janus Distributors LLC has agreed to a waiver, which will reduce the amount of 12b-1 fees payable by Money Market Fund from 1.00% on Class C Shares to 0.25%. This waiver will continue until at least December 1, 2004.

 EXAMPLE:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. All of the examples also assume that your investment has a 5% return each year, and that the Fund's operating expenses before waivers remain the same. The examples assume that you invest $10,000 in the Funds for the time periods indicated and reinvest all dividends and distributions without a sales charge. The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

IF CLASS C SHARES ARE REDEEMED:          1 YEAR(1) 3 YEARS(2) 5 YEARS(2) 10 YEARS(2)
 GROWTH
  Capital Appreciation Fund - Class C     $  370     $  627     $1,009     $2,078
  Growth Fund - Class C                   $  370     $  627     $1,009     $2,078
  Growth and Income Fund - Class C        $  371     $  630     $1,014     $2,089
  Mid Cap Growth Fund(3) - Class C        $  372     $  633     $1,019     $2,099
  Risk-Managed Growth Fund(4) - Class C   $  544     $1,149     $1,875     $3,792
 INTERNATIONAL/GLOBAL
  Foreign Stock Fund(5) - Class C         $1,032     $2,509     $3,976     $7,209
  International Growth Fund(6) - Class C  $  377     $  649     $1,045     $2,152
  Worldwide Fund - Class C                $  369     $  624     $1,003     $2,067
 CORE
  Balanced Fund - Class C                 $  359     $  594     $  952     $1,960
  Core Equity Fund - Class C              $  406     $  736     $1,192     $2,455
  Risk-Managed Core Fund(7) - Class C     $  591     $1,286     $2,098     $4,205
 VALUE
  Mid Cap Value Fund - Class C            $1,162     $2,844     $4,454     $7,830
  Small Company Value Fund(8) - Class C   $1,213     $2,974     $4,635     $8,049
 INCOME
  Flexible Income Fund - Class C          $  367     $  618     $  993     $2,046
  Money Market Fund - Class C             $  394     $  700     $1,131     $2,331

IF CLASS C SHARES ARE NOT REDEEMED:      1 YEAR(2) 3 YEARS(2) 5 YEARS(2) 10 YEARS(2)
 GROWTH
  Capital Appreciation Fund - Class C     $  270     $  627     $1,009     $2,078
  Growth Fund - Class C                   $  270     $  627     $1,009     $2,078
  Growth and Income Fund - Class C        $  271     $  630     $1,014     $2,089
  Mid Cap Growth Fund(3) - Class C        $  272     $  633     $1,019     $2,099
  Risk-Managed Growth Fund(4) - Class C   $  444     $1,149     $1,875     $3,792
 INTERNATIONAL/GLOBAL
  Foreign Stock Fund(5) - Class C         $  932     $2,509     $3,976     $7,209
  International Growth Fund(6) - Class C  $  277     $  649     $1,045     $2,152
  Worldwide Fund - Class C                $  269     $  624     $1,003     $2,067
 CORE
  Balanced Fund - Class C                 $  259     $  594     $  952     $1,960
  Core Equity Fund - Class C              $  306     $  736     $1,192     $2,455
  Risk-Managed Core Fund(7) - Class C     $  491     $1,286     $2,098     $4,205
 VALUE
  Mid Cap Value Fund - Class C            $1,062     $2,844     $4,454     $7,830
  Small Company Value Fund(8) - Class C   $1,113     $2,974     $4,635     $8,049
 INCOME
  Flexible Income Fund - Class C          $  267     $  618     $  993     $2,046
  Money Market Fund - Class C             $  294     $  700     $1,131     $2,331

 (1) Includes the initial sales charge and contingent deferred sales charge.
 (2) Includes the initial sales charge. Contingent deferred sales charge not applicable.
 (3) Formerly named Aggressive Growth Fund.
 (4) Formerly named Risk-Managed Large Cap Growth Fund.
 (5) Formerly named Global Value Fund (from inception to December 30, 2002) and International Value Fund (from December 31, 2002 to November 28, 2003).
 (6) Formerly named International Fund.
 (7) Formerly named Risk-Managed Large Cap Core Fund.
 (8) Formerly named Small Cap Value Fund.

2. The following replaces the management expenses table under Management Expenses in the "Management of the Funds" section of the Prospectus:

                                                      ANNUAL
                                                    MANAGEMENT
                            AVERAGE DAILY NET        FEE RATE          EXPENSE LIMIT
FUND NAME                     ASSETS OF FUND     PERCENTAGE (%)(1)   PERCENTAGE (%)(2)
  GROWTH & CORE
  Capital Appreciation
    Fund                    All Asset Levels           0.64                0.67
  Growth Fund               All Asset Levels           0.64                0.66
  Growth and Income Fund    All Asset Levels           0.62                0.99
  Mid Cap Growth Fund       All Asset Levels           0.64                0.65
  Risk-Managed Growth
    Fund(3)                 All Asset Levels           0.50                0.60
  INTERNATIONAL & GLOBAL
  Foreign Stock Fund(4)     All Asset Levels           0.64                1.24
  International Growth
    Fund                    All Asset Levels           0.64                0.73
  Worldwide Fund            All Asset Levels           0.60                0.65
  CORE
  Balanced Fund             All Asset Levels           0.55                0.57
  Core Equity Fund          All Asset Levels           0.60                0.70
  Risk-Managed Core
    Fund(5)                 All Asset Levels           0.50                0.60
  VALUE
  Mid Cap Value Fund(6)     All Asset Levels           0.64                0.74
  Small Company Value
    Fund(7)(8)              All Asset Levels           0.74                1.24
  INCOME
  Flexible Income Fund      First $300 Million         0.50                0.55
                            Over $300 Million          0.40
  Money Market Fund         All Asset Levels           0.25                0.36

 (1) Effective July 1, 2004, Janus Capital has agreed to reduce each Fund's management fee, with the exception of Money Market Fund, as set forth in each Fund's Investment Advisory Agreement to the amount reflected.
 (2) Janus Capital has agreed to limit the Fund's total operating expenses (excluding distribution or shareholder servicing fees, brokerage commissions, interest, taxes, and extraordinary expenses) as indicated until at least December 1, 2005.
 (3) Formerly named Risk-Managed Large Cap Growth Fund.
 (4) Formerly named International Value Fund.
 (5) Formerly named Risk-Managed Large Cap Core Fund.
 (6) 50% of the management fee (less any fee waivers or expense reimbursements) is payable directly by the Fund to Perkins, the Fund's subadviser.
 (7) Formerly named Small Cap Value Fund.
 (8) The Fund pays no fees directly to Bay Isle as the subadviser. Under the Subadvisory Agreement, Bay Isle is compensated by Janus Capital at an annual rate of 0.74%.

3. The information currently appearing under "Pending Legal Matters" in the "Other Information" section of the Prospectus is deleted and replaced in its entirety with the following:

PENDING LEGAL MATTERS

In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint alleged that this practice is in contradiction to policies stated in the prospectuses for certain Janus funds.

The investigations by the NYAG, the SEC, and certain other agencies, including the Colorado Division of Securities and the Colorado Attorney General ("COAG"), also sought to determine whether late trading occurred in mutual funds managed by Janus Capital. The term "late trading" generally refers to the practice of permitting or processing a fund purchase or redemption in a manner that improperly allows the current day's fund share price to be used for an order that was placed or improperly processed at a time following the deadline for obtaining that day's share price (normally, 4:00 p.m. (eastern time)). Because many mutual fund transactions are cleared and settled through financial intermediaries, Janus Capital cannot exclude the possibility that one or more intermediaries may have submitted improper or unauthorized late trade transactions to Janus Capital in violation of Janus Capital's agreements with those intermediaries.

Other documentation and information sought by various regulatory agencies, including the National Association of Securities Dealers, the West Virginia Attorney General, the Florida Department of Financial Services, the NYAG, the SEC, the COAG, the Colorado Division of Securities and one or more U.S. Attorney offices, relate to a variety of matters, including but not limited to: disclosure of portfolio holdings, trading by executives in fund shares, certain revenue sharing arrangements, information related to cash and non-cash compensation paid to brokers, trading by Janus Capital investment personnel in portfolio securities owned by certain Janus funds, information provided to the Trustees of certain Janus funds in connection with the review and approval of management contracts related to such Janus funds, information related to certain types of distribution and sales arrangements with brokers and other distributors of mutual fund products, and other topics related to the foregoing. The Janus funds, Janus Capital Group Inc. and its subsidiaries have either complied with or intend to comply with these subpoenas and other document and information requests.

On April 27, 2004, Janus Capital announced agreements in principle with the NYAG, the COAG and the Colorado Division of Securities setting forth financial agreements and certain corporate governance and compliance initiatives that will be required by such regulators. Janus Capital also announced an agreement in principle with respect to monetary terms with the SEC, subject to the approval of the SEC Commissioners. Pursuant to such agreements, Janus Capital has agreed to pay $50 million in restoration to compensate investors for any adverse effects of frequent trading and $50 million in civil penalties. Janus Capital also agreed to reduce its management fees in the amount of $25 million per year for five years. Specific fee reductions, effective July 1, 2004, were determined on a fund-by-fund basis and were calculated using assets under management as of May 31, 2004. Therefore, the total reduction in revenue over a five-year period could be greater than or less than $125 million, depending on whether assets under management in the affected funds increase or decrease. Janus also agreed to make $1.2 million in other settlement-related payments required by the State of Colorado.

Subsequent to the initiation of the regulatory investigations, a number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals on behalf of Janus fund shareholders and shareholders of Janus Capital Group Inc. The factual allegations made in these actions are generally based on the NYAG complaint against Canary Capital and in general allege that Janus Capital allowed certain hedge funds and other investors to engage in "market timing" trades in certain Janus funds. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the federal securities laws; (ii) breach of fiduciary duties, as established by state common law or federal law, to the funds and/or individual investors; (iii) breach of contract; (iv) unjust enrichment; and (v) violations of Section 1962 of the Racketeering Influenced and Corrupt Organizations Act.

The "market timing" lawsuits include actions purportedly on behalf of a class of Janus fund investors, cases allegedly brought on behalf of the funds themselves, a case asserting claims both on behalf of an investor class and derivatively on behalf of the funds, cases brought on behalf of shareholders of Janus Capital Group Inc. on a derivative basis against the Board of Directors of Janus Capital Group Inc., purported ERISA actions against the managers of the Janus 401(k) plan, and a non-class "representative action" purportedly brought on behalf of the general public. The complaints also name various defendants. One or more

Janus entities (Janus Capital Group Inc., Janus Capital Management LLC or Janus Capital Corporation) are named in every action. In addition, actions have been brought against Janus Investment Fund and/or one or more of the individual Janus funds, the Janus fund Trustees, officers of the Janus funds, officers of Janus Capital, officers of Janus Capital Group Inc., and directors of Janus Capital Group Inc.

The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. One action (alleging failure to adequately implement fair value pricing) has been remanded to state court in Madison County, Illinois and is not subject to the federal transfer procedures.

In addition to the "market timing" actions described above, civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain funds managed by Janus Capital.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the Funds the services it has agreed to provide.

                              Janus Adviser Series
                                 Class C Shares
                                 Class I Shares

                         Supplement Dated July 1, 2004
         to the Currently Effective Statement of Additional Information

The following replaces the fourth and fifth paragraphs, as well as the expense limit table, in the "Investment Adviser and Subadvisers" section of the Statement of Additional Information:

The Funds pay a monthly management fee to Janus Capital for its services. The fee is based on the average daily net assets of each Fund and calculated at the annual rate as shown below for each Fund.

Effective July 1, 2004, Janus Capital agreed to reduce the annual rate of each Fund's management fee, as set forth in each Fund's Investment Advisory Agreement with Janus Capital and as shown below.

                                                             MANAGEMENT FEES
                                                    ---------------------------------
                                AVERAGE DAILY NET        BEFORE           AFTER
FUND NAME                         ASSETS OF FUND     REDUCTION (%)    REDUCTION (%)
 GROWTH
  Capital Appreciation Fund     All Asset Levels          0.65             0.64
  Growth Fund                   All Asset Levels          0.65             0.64
  Growth and Income Fund        All Asset Levels          0.65             0.62
  Mid Cap Growth Fund           All Asset Levels          0.65             0.64
  Risk-Managed Growth Fund(1)   All Asset Levels          0.65             0.50
 INTERNATIONAL/GLOBAL
  Foreign Stock Fund(2)         All Asset Levels          0.65             0.64
  International Growth Fund     All Asset Levels          0.65             0.64
  Worldwide Growth Fund         All Asset Levels          0.65             0.60
 CORE
  Balanced Fund                 All Asset Levels          0.65             0.55
  Core Equity Fund              All Asset Levels          0.65             0.60
  Risk-Managed Core Fund(3)     All Asset Levels          0.65             0.50
 VALUE
  Mid Cap Value Fund(4)         All Asset Levels          0.65             0.64
  Small Company Value
    Fund(5)(6)                  All Asset Levels          0.75             0.74
 INCOME
  Flexible Income Fund          First $300 Million        0.65             0.50
                                Over $300 Million         0.55             0.40

 (1) Formerly named Risk-Managed Large Cap Growth Fund.
 (2) Formerly named International Value Fund.
 (3) Formerly named Risk-Managed Large Cap Core Fund.
 (4) 50% of the management fee (less any fee waivers or expense reimbursements) is payable directly by the Fund to Perkins, the Fund's subadviser.
 (5) Formerly named Small Cap Value Fund.
 (6) The Fund pays no fees directly to Bay Isle as the subadviser. Under the Subadvisory Agreement, Bay Isle is compensated by Janus Capital at an annual rate of 0.74%.

Effective July 1, 2004, Janus Capital has agreed by contract to waive the advisory fee payable by each Fund in an amount equal to the amount, if any, that such Fund's normal operating expenses in any fiscal year, including the investment advisory fee, but excluding any class specific distribution or shareholder servicing fee as well as the administrative service fees applicable to Class I Shares, brokerage commissions, interest, taxes and extraordinary expenses, exceed the annual rates shown below. Provided that Janus Capital remains investment adviser to the Funds, Janus Capital has agreed to continue such waivers until at least December 1, 2005.

                                                  EXPENSE LIMIT     EXPENSE LIMIT
                                                 PERCENTAGE (%)    PERCENTAGE (%)
                                                     BEFORE             AS OF
FUND NAME                                         JULY 1, 2004      JULY 1, 2004
 GROWTH
  Capital Appreciation Fund                           0.68              0.67
  Growth Fund                                         0.67              0.66
  Growth and Income Fund                              1.02              0.99
  Mid Cap Growth Fund(1)                              0.66              0.65
  Risk-Managed Growth Fund(2)                         0.75(3)           0.60
 INTERNATIONAL/GLOBAL
  Foreign Stock Fund(4)                               1.25              1.24
  International Growth Fund(5)                        0.74              0.73
  Worldwide Fund                                      0.70              0.65
 CORE
  Balanced Fund                                       0.67              0.57
  Core Equity Fund                                    0.75(6)           0.70
  Risk-Managed Core Fund(7)                           0.75(3)           0.60
 VALUE
  Mid Cap Value Fund                                  0.75(3)           0.74
  Small Company Value Fund(8)                         1.25              1.24
 INCOME
  Flexible Income Fund                                0.70              0.55

 (1) Formerly named Aggressive Growth Fund.
 (2) Formerly named Risk-Managed Large Cap Growth Fund.
 (3) Effective November 28, 2003 the expense limit changed from 1.25% to 0.75%.
 (4) Formerly named Global Value Fund (from inception to December 30, 2002) and International Value Fund (from December 31, 2002 to November 28, 2003).
 (5) Formerly named International Fund.
 (6) Effective July 31, 2003 the expense limit changed from 1.25% to 0.75%
 (7) Formerly named Risk-Managed Large Cap Core Fund.
 (8) Formerly named Small Cap Value Fund.